RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Railroad and Related Business [member]
Provision of services and sales of goods
Revenue for railway network usage and other related services to related parties (ii)	¥ 8,865,635	$ 1,289,453	¥ 7,644,230	¥ 7,093,198
Revenue from rendering of services	3,955,547		3,594,947	3,405,667
Services received and purchases made
Operating lease rental paid to related parties for the leasing of land use rights (Note 36(b))	58,490	8,507	57,358	55,090
Social services (employee housing and public security services and other ancillary services) provided by related parties (iii)	0	$ 0	0	11,297
Cost from services received and purchase made	2,829,347		2,826,731	2,673,204
Railroad and Related Business [member] | Guangzhou Railway Group [member]
Services received and purchases made
Operating lease rental paid to related parties for the leasing of land use rights (Note 36(b))	58,490		57,358	55,090
Railroad and Related Business [member] | Guangzhou Railway Group's subsidiaries [member]
Provision of services and sales of goods
Revenue from railway operation service provided to related parties (iii)	736,492		660,847	579,253
Railroad and Related Business [member] | Guangzhou Railway Group's subsidiaries [member] | Guangzhou Railway Group [member]
Provision of services and sales of goods
Provision of train transportation services to related parties (i)	1,861,543		1,505,348	1,425,538
Services received and purchases made
Provision of train transportation services by related parties (i)	872,234		1,048,524	989,778
Railroad and Related Business [member] | Guangzhou Railway Group's subsidiaries [member] | CRC [member] | Guangzhou Railway Group [member]
Provision of services and sales of goods
Revenue for railway network usage and other related services to related parties (ii)	1,357,512		1,428,752	1,400,876
Services received and purchases made
Cost settled by related parties for railway network usage and related services (ii)	1,898,623		1,720,849	1,628,336
Other businesses [member]
Services received and purchases made
Cost from services received and purchase made	1,187,171		1,026,146	1,134,967
Other businesses [member] | Guangzhou Railway Group's subsidiaries [member] | Guangzhou Railway Group [member]
Provision of services and sales of goods
Sales of materials and supplies to related parties (iv)	39,383		23,386	29,449
Services received and purchases made
Provision of repair and maintenance services by related parties (iv)	451,976		298,040	306,988
Purchase of materials and supplies from related parties (iv)	555,048		455,716	469,273
Provision of construction services by related parties (v)	180,147		272,390	347,409
Other businesses [member] | GEDC [member] | Yangcheng Railway Business [member]
Services received and purchases made
Social services (employee housing and public security services and other ancillary services) provided by related parties (iii)	¥ 0		¥ 0	¥ 11,297

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .